Commitments and Contingencies (Details)				1 Months Ended							12 Months Ended
	Sep. 03, 2020 USD ($)	Sep. 03, 2020 CNY (¥)	Sep. 05, 2018	May 31, 2019 USD ($)	May 31, 2019 HKD ($)	Nov. 28, 2017	Nov. 15, 2016 USD ($) m²	Nov. 15, 2016 CNY (¥) m²	Apr. 15, 2016 USD ($) m²	Apr. 15, 2016 CNY (¥) m²	Dec. 31, 2020 USD ($)	Dec. 31, 2019 USD ($)	Dec. 31, 2018 USD ($)	Jun. 30, 2018 USD ($)
Commitments and Contingencies (Details) [Line Items]
Customers investment funds | $														$ 82,922,858
Related party, description			the Company disposed 90% of AGM Belize for $450,000 to Mr. Zhentao Jiang, a related party who is a director and principal shareholder of the Company. According to the equity transfer agreement, Mr. Zhentao Jiang will assume 90% assets and liabilities of AGM Belize and will be responsible to retrieve the investment funds to return to the Company’s former customers. As of December 31, 2018, Mr. Zhentao Jiang retrieved and returned $2,320,023 in cash to the Company’s former customers directly.
Square meters office space (in Square Meters)									187	187
Rent expense	$ 4,000	¥ 25,000									$ 91,043	$ 173,259	$ 447,363
Beijing Zhongzhi [Member]
Commitments and Contingencies (Details) [Line Items]
Lease term, description									The lease starts from April 15, 2016 with a term of one year.	The lease starts from April 15, 2016 with a term of one year.
Yu Wang [Member]
Commitments and Contingencies (Details) [Line Items]
Lease term, description									On April 15, 2017, April 14, 2018, April 4, 2019 and April 4, 2020, this lease agreement was renewed to extend the term for one-year term with no change in rent charge, respectively.	On April 15, 2017, April 14, 2018, April 4, 2019 and April 4, 2020, this lease agreement was renewed to extend the term for one-year term with no change in rent charge, respectively.
Rent expense									$ 4,000	¥ 25,000
Gang Liu [Member]
Commitments and Contingencies (Details) [Line Items]
Square meters office space (in Square Meters)							186	186
Lease term, description							The lease starts from December 5, 2016 with a term of six months ended on June 4, 2017.	The lease starts from December 5, 2016 with a term of six months ended on June 4, 2017.
Rent expense							$ 4,000	¥ 27,500
International Peaceful Interests Ltd [Member]
Commitments and Contingencies (Details) [Line Items]
Lease term, description						The lease term is from December 8, 2017 to December 7, 2019.
Rent expense				$ 6,000	$ 48,136